Note 11 - Segmented Information	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
11.	SEGMENTED INFORMATION

The Company primarily operates in one reportable operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

	March 31, 2025	March 31, 2024

Exploration and evaluation assets:
Canada	$21,324,785	$13,336,387
United States	-	1,758,026

	$21,324,785	$15,094,413